UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUND, INC.

WESTERN ASSET CORE BOND FUND

FORM N-Q

MARCH 31, 2017

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 29.7%
U.S. Government Agencies - 1.5%
Federal Home Loan Mortgage Corp. (FHLMC)	1.000%	9/29/17	$12,750,000	$12,752,843
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	20,110,000	28,362,480
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	59,220,000	56,524,306
Financing Corp. (FICO) Strip, Bonds	0.000%	11/2/18	6,320,000	6,180,315
Financing Corp. (FICO) Strip, Bonds	0.000%	4/5/19	1,150,000	1,115,758
Financing Corp. (FICO) Strip, Debentures	0.000%	5/11/18	6,720,000	6,625,430
Financing Corp. (FICO) Strip, Notes	0.000%	4/6/18	5,410,000	5,350,609
Tennessee Valley Authority, Global Power Bonds 2000	7.125%	5/1/30	2,450,000	3,511,259

Total U.S. Government Agencies				120,423,000

U.S. Government Obligations - 28.2%
U.S. Treasury Bonds	2.875%	5/15/43	2,630,000	2,560,655
U.S. Treasury Bonds	3.750%	11/15/43	142,180,000	161,785,342
U.S. Treasury Bonds	3.375%	5/15/44	124,480,000	132,838,583
U.S. Treasury Bonds	3.000%	11/15/44	14,470,000	14,403,872
U.S. Treasury Bonds	3.000%	5/15/45	271,320,000	269,740,918
U.S. Treasury Bonds	2.500%	2/15/46	95,820,000	85,878,675
U.S. Treasury Bonds	2.875%	11/15/46	153,880,000	149,305,609
U.S. Treasury Notes	1.875%	9/30/17	620,000	622,882
U.S. Treasury Notes	0.625%	11/30/17	4,310,000	4,299,897
U.S. Treasury Notes	1.625%	7/31/19	250,000	251,563
U.S. Treasury Notes	1.625%	6/30/20	8,510,000	8,516,978
U.S. Treasury Notes	1.375%	9/30/20	510,000	504,900
U.S. Treasury Notes	2.625%	11/15/20	30,000	30,979
U.S. Treasury Notes	1.375%	1/31/21	149,110,000	147,019,030
U.S. Treasury Notes	1.125%	6/30/21	5,100,000	4,952,381
U.S. Treasury Notes	1.125%	8/31/21	114,340,000	110,771,334
U.S. Treasury Notes	1.125%	9/30/21	363,050,000	351,236,716
U.S. Treasury Notes	1.250%	10/31/21	88,770,000	86,283,730
U.S. Treasury Notes	2.000%	12/31/21	5,550,000	5,571,245
U.S. Treasury Notes	1.875%	1/31/22	7,290,000	7,274,050
U.S. Treasury Notes	1.750%	3/31/22	76,660,000	75,947,292
U.S. Treasury Notes	2.000%	11/30/22	220,900,000	220,080,240
U.S. Treasury Notes	1.625%	4/30/23	3,020,000	2,934,356
U.S. Treasury Notes	1.250%	7/31/23	70,290,000	66,528,360
U.S. Treasury Notes	1.375%	8/31/23	6,010,000	5,726,875
U.S. Treasury Notes	1.375%	9/30/23	9,700,000	9,232,431
U.S. Treasury Notes	2.125%	11/30/23	1,650,000	1,644,327
U.S. Treasury Notes	2.250%	12/31/23	82,190,000	82,485,391
U.S. Treasury Notes	2.125%	3/31/24	43,620,000	43,362,729
U.S. Treasury Notes	2.375%	8/15/24	15,760,000	15,886,206
U.S. Treasury Notes	2.000%	2/15/25	154,340,000	150,933,716
U.S. Treasury Notes	2.000%	8/15/25	440,000	428,450
U.S. Treasury Notes	2.250%	11/15/25	22,900,000	22,702,304
U.S. Treasury Notes	1.500%	8/15/26	5,000	4,627
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/21	2,470,000	2,259,460

Total U.S. Government Obligations				2,244,006,103

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $2,401,547,749)				2,364,429,103

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 6.6%
321 Henderson Receivables LLC, 2014-1A A	3.960%	3/15/63	$1,130,925	$1,150,410	(a)
321 Henderson Receivables LLC, 2014-3A A	3.500%	6/15/77	4,250,214	4,159,967	(a)
Airspeed Ltd., 2007-1A G1W	1.182%	4/15/24	9,270,005	7,416,004	(a)(b)
ALM Loan Funding, 2015-12A A1	2.573%	4/16/27	7,500,000	7,496,790	(a)(b)
Amortizing Residential Collateral Trust, 2005-BC5 M1	1.813%	7/25/32	679,714	666,937	(b)
Apidos CLO, 2013-16A B	3.825%	1/19/25	3,350,000	3,342,097	(a)(b)
Apidos CLO, 2014-18A A1	2.294%	7/22/26	3,000,000	2,998,833	(a)(b)
Apidos CLO, 2015-22A A1	2.381%	10/20/27	5,000,000	5,020,470	(a)(b)
Apollo Credit Funding Ltd., 2004A A2	2.773%	4/15/27	2,750,000	2,747,602	(a)(b)
Ares CLO Ltd., 2014-32A A2R	2.793%	11/15/25	5,750,000	5,745,469	(a)(b)
Ares CLO Ltd., 2015-1A A1R	2.450%	12/5/25	15,250,000	15,296,924	(a)(b)
Argent Securities Inc., 2006-W4 A2B	1.092%	5/25/36	117,976	40,790	(b)
Atrium CDO Corp., 2009-A A	2.354%	2/28/24	1,810,000	1,809,081	(a)(b)
Avery Point CLO Ltd., 2014-1A CR	1.000%	4/25/26	3,500,000	3,491,250	(a)(b)
Bear Stearns Asset-Backed Securities Trust, 2004-HE10 M1	1.957%	12/25/34	5,980,077	5,722,527	(b)
Bear Stearns Asset-Backed Securities Trust, 2004-SD3 A3	1.348%	9/25/34	28,864	28,617	(b)
BlueMountain CLO Ltd., 2012-2A AR	2.472%	11/20/28	3,000,000	3,005,715	(a)(b)
BlueMountain CLO Ltd., 2015-1A A1R	2.065%	4/13/27	7,000,000	7,001,967	(a)(b)
Brazos Student Finance Corp., 2009-1 AS	3.653%	12/27/39	5,900,000	6,244,453	(b)
Carlyle Global Market Strategies, 2013-3A A1A	2.143%	7/15/25	4,000,000	3,998,764	(a)(b)
Carlyle Global Market Strategies, 2013-4A A1	2.493%	10/15/25	1,000,000	999,619	(a)(b)
Carlyle Global Market Strategies, 2013-4A C	3.823%	10/15/25	1,000,000	1,001,266	(a)(b)
Carlyle Global Market Strategies, 2015-1A A	2.411%	4/20/27	3,250,000	3,248,628	(a)(b)
Cathedral Lake Ltd., 2015-2A AX	2.273%	7/15/27	916,667	915,976	(a)(b)
CDC Mortgage Capital Trust, 2002-HE1 A	1.602%	1/25/33	167,123	155,065	(b)
Cent CLO LP, 2013-17A A1	2.339%	1/30/25	1,826,000	1,827,196	(a)(b)
CIFC Funding Ltd., 2014-1A B1	3.024%	4/18/25	5,250,000	5,250,436	(a)(b)
Community Funding CLO Ltd., 2015-1A A	5.750%	11/1/27	10,520,000	9,789,028	(a)(c)(d)
Conseco Financial Corp., 1996-5 B1	8.100%	7/15/26	25,356	586	(b)
Countrywide Asset-Backed Certificates, 2003-BC3 A2	1.602%	9/25/33	890,625	839,798	(b)
Countrywide Asset-Backed Certificates, 2006-SD4 A1	1.322%	12/25/36	468,576	237,340	(a)(b)
Credit-Based Asset Servicing and Securitization LLC, 1999-3 A	6.252%	2/3/29	14,395	14,283	(a)(b)
Credit-Based Asset Servicing and Securitization LLC, 2006-MH1 M1	6.250%	10/25/36	2,199,783	2,257,181	(a)
FBR Securitization Trust, 2005-5 M1	1.468%	11/25/35	10,261,000	9,384,004	(b)
Galaxy CLO Ltd., 2013-15A B	2.873%	4/15/25	8,800,000	8,792,212	(a)(b)
Galaxy CLO Ltd., 2015-19A A1A	2.593%	1/24/27	1,845,000	1,844,251	(a)(b)
Greenpoint Manufactured Housing, 2001-2 IA2	4.272%	2/20/32	350,000	317,845	(b)
Greenpoint Manufactured Housing, 2001-2 IIA2	4.271%	3/13/32	1,075,000	972,044	(b)
GSAA Home Equity Trust, 2005-6 A3	1.148%	6/25/35	3,199,621	3,179,256	(b)
GSAA Home Equity Trust, 2005-9 2A4	0.614%	8/25/35	6,500,000	5,833,347	(b)
GT Loan Financing Ltd., 2013-1A A	2.309%	10/28/24	6,250,000	6,247,556	(a)(b)
Hertz Vehicle Financing LLC, 2015-1A A	2.730%	3/25/21	3,900,000	3,892,899	(a)
Hertz Vehicle Financing LLC, 2015-1A B	3.520%	3/25/21	13,200,000	13,175,158	(a)
HSI Asset Securitization Corp. Trust, 2006-OPT3 3A3	1.162%	2/25/36	1,784,984	1,724,837	(b)
JFIN CLO Ltd., 2016-1A A2A	1.787%	7/27/28	7,500,000	7,301,490	(a)(b)
JPMorgan Mortgage Acquisition Corp., 2006-FRE1 A3	1.172%	5/25/35	130,025	128,182	(b)
KKR Financial CLO Ltd., 2017-A	1.000%	4/15/29	9,250,000	9,283,503	(a)(b)

LCM Ltd. Partnership, 2024A A	1.000%	3/20/30	7,500,000	7,536,907	(a)(b)
Long Beach Mortgage Loan Trust, 2000-1 AV1	1.496%	1/21/31	91,799	87,230	(b)
Long Beach Mortgage Loan Trust, 2001-1 A1	1.416%	4/21/31	7,118,216	6,814,828	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Long Beach Mortgage Loan Trust, 2004-6 A3	2.282%	11/25/34	$1,806,201	$1,789,774	(b)
Long Beach Mortgage Loan Trust, 2005-2 M4	1.912%	4/25/35	11,915,147	11,645,750	(b)
Magnetite CLO Ltd., 2014-9A A1	2.458%	7/25/26	13,808,000	13,821,808	(a)(b)
Magnetite CLO Ltd., 2016-18A A	2.253%	11/15/28	31,140,000	31,228,188	(a)(b)
MASTR Asset-Backed Securities Trust, 2007-NCW A1	1.282%	5/25/37	7,548,206	6,679,010	(a)(b)
Morgan Stanley Re-remic Trust, 2015-R7 1A	4.250%	2/26/29	9,471,966	9,409,564	(a)(b)
Neuberger Berman CLO Ltd., 2017-24A C	1.000%	4/19/30	4,000,000	4,000,000	(a)(b)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	25,455,174	26,203,353	(a)(b)
OHA Loan Funding Ltd., 2014-1A A1R	1.000%	10/20/26	10,750,000	10,750,000	(a)(b)(c)(d)
OHA Loan Funding Ltd., 2015-1A AR	2.449%	8/15/29	2,900,000	2,923,731	(a)(b)
OZLM Ltd., 2014-8A B	4.023%	10/17/26	1,000,000	1,000,183	(a)(b)
OZLM Ltd., 2015-12A A1	2.489%	4/30/27	8,250,000	8,258,992	(a)(b)
PPT Home Loan Trust, 2004-1 A	5.690%	8/25/35	3,901,543	4,015,780	(a)(d)
Provident Bank Home Equity Loan Trust, 1999-3 A3	1.762%	1/25/31	244,560	180,621	(b)
RAAC Series, 2007-RP1 A	1.272%	5/25/46	22,835,148	21,880,762	(a)(b)
Regatta VII Funding Ltd., 2016-1A B2	2.952%	12/20/28	7,000,000	7,005,887	(a)(b)
Residential Asset Securities Corp., 2001-KS2 AII	1.442%	6/25/31	114,645	108,100	(b)
Saxon Asset Securities Trust, 2005-1 M1	1.672%	5/25/35	2,725,293	2,626,626	(b)
Seneca Park CLO Ltd., 2014-1A AR	1.000%	7/17/26	5,750,000	5,747,125	(a)(b)
Shackleton CLO Ltd., 2013-4A B1	3.022%	1/13/25	5,800,000	5,803,138	(a)(b)
Shackleton CLO Ltd., 2013-4A B1R	1.000%	1/13/25	5,500,000	5,494,500	(a)(b)
SLM Student Loan Trust, 2007-2 A4	1.098%	7/25/22	14,580,000	14,055,619	(b)
SLM Student Loan Trust, 2007-7 B	1.788%	10/27/70	4,150,000	3,762,304	(b)
SLM Student Loan Trust, 2008-5 A4	2.738%	7/25/23	8,707,523	8,897,226	(b)
SLM Student Loan Trust, 2011-A A3	3.412%	1/15/43	3,125,000	3,267,333	(a)(b)
SLM Student Loan Trust, 2012-3 A	1.632%	12/27/38	10,897,467	10,761,416	(b)
SLM Student Loan Trust, 2013-M1 M1	3.500%	10/28/29	1,266,509	1,238,646	(a)(d)
Small Business Administration, 2015-10A 1	2.517%	3/10/25	1,210,990	1,220,337
Small Business Administration Participation Certificates, 2015-20D 1	2.510%	4/1/35	164,227	163,229
Small Business Administration Participation Certificates, 2017-20B 1	2.820%	2/1/37	7,770,000	7,775,470
SMB Private Education Loan Trust, 2016-C A2B	2.012%	9/15/34	19,670,000	19,930,167	(a)(b)
Structured Asset Investment Loan Trust, 2004-1 A3	1.782%	2/25/34	7,333,208	7,029,254	(b)
Structured Asset Securities Corp., 2004-6XS A5B	6.050%	3/25/34	827,157	840,133
Symphony CLO Ltd., 2012-9A AR	2.303%	10/16/28	750,000	752,011	(a)(b)
Symphony CLO Ltd., 2016-17A A1	2.380%	4/15/28	5,250,000	5,262,458	(a)(b)
TCI-Flatiron CLO Ltd., 2016-1A A	2.212%	7/17/28	11,500,000	11,554,993	(a)(b)
TCI-Symphony CLO, 2016-1A B1	2.719%	10/13/29	6,750,000	6,768,677	(a)(b)
Towd Point Mortgage Trust, 2017-1 A1	2.750%	10/25/56	19,047,896	19,027,058	(a)(b)
Venture CDO Ltd., 2016-24A A1D	2.240%	10/20/28	5,500,000	5,507,293	(a)(b)
Voya CLO Ltd., 2014-2A A1	2.473%	7/17/26	2,365,000	2,363,997	(a)(b)
ZAIS CLO 2 Ltd., 2014-2A A1B	3.570%	7/25/26	7,000,000	7,092,960	(a)
ZAIS CLO 5 Ltd., 2016-2A A1	2.414%	10/15/28	3,500,000	3,525,770	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $519,462,498)				521,805,861

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.5%
American Home Mortgage Assets, 2006-4 1A12	1.192%	10/25/46	1,006,713	665,122	(b)
American Home Mortgage Investment Trust, 2004-4 1A1	1.662%	2/25/45	2,640,516	2,507,562	(b)
APS Resecuritization Trust, 2015-3 1A	1.420%	10/27/46	20,608,530	19,256,019	(a)(b)
BAMLL Commercial Mortgage Securities Trust, 2015-200P A	3.218%	4/14/33	290,000	291,665	(a)
Banc of America Funding Corp., 2005-E 8A1	2.046%	6/20/35	79,650	50,168	(b)
Banc of America Funding Corp., 2006-H 1A1	3.098%	9/20/46	359,583	301,046	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Banc of America Funding Corp., 2015-R3 9A1	0.921%	2/27/37	$15,108,154	$14,516,443	(a)(b)
Banc of America Mortgage Securities Inc., 2004-K 4A1	3.275%	12/25/34	34,267	33,094	(b)
Banc of America Mortgage Securities Inc., 2005-A 4A1	3.621%	2/25/35	8,150	7,986	(b)
Bear Stearns Adjustable Rate Mortgage Trust, 2004-9 24A1	3.591%	11/25/34	1,952,923	1,906,615	(b)
CD Commercial Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	6,870,000	7,010,011	(b)
CG-CCRE Commercial Mortgage Trust, 2014-FL1 A	1.720%	6/15/31	2,344,880	2,344,403	(a)(b)
CGBAM Commercial Mortgage Trust, 2016-IMC D	6.312%	11/15/21	33,440,000	34,288,707	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	1,980,000	2,066,244
Citigroup Commercial Mortgage Trust, 2015-GC33 D	3.172%	9/10/58	5,451,000	3,907,457
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	7,700,000	7,930,715
Commercial Mortgage Pass-Through Certificates, 2012-CR3 A3	2.822%	10/15/45	280,000	281,784
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	500,000	531,563
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	440,000	470,299	(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.083%	10/10/46	210,000	212,105	(b)
Commercial Mortgage Pass-Through Certificates, 2013-WWP A2	3.424%	3/10/31	441,000	454,270	(a)
Commercial Mortgage Trust, 2013-300P B	4.394%	8/10/30	4,530,000	4,779,237	(a)(b)
Commercial Mortgage Trust, 2013-CR13 XA, IO	0.943%	12/10/23	30,380,747	1,166,736	(b)
Commercial Mortgage Trust, 2014-277P A	3.611%	8/10/49	4,180,000	4,331,872	(a)(b)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.384%	3/10/47	22,082,260	1,379,689	(b)
Commercial Mortgage Trust, 2015-LC21 D	4.312%	7/10/48	11,710,000	8,977,422	(b)
Commercial Mortgage Trust, 2016-SAVA A	2.632%	10/15/34	7,235,000	7,271,264	(a)(b)
Countrywide Alternative Loan Trust, 2006-0A08 1A1	1.172%	7/25/46	1,205,644	997,192	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1	1.582%	5/25/35	3,585,778	3,008,400	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 2A1	1.422%	5/25/35	1,560,695	1,046,426	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-11 3A3	2.360%	4/25/35	61,086	41,911	(b)
Credit Suisse Mortgage Trust, 2015-02R 7A3	2.558%	8/27/36	2,577,980	2,619,338	(a)(b)
Credit Suisse Mortgage Trust, 2015-12R 2A1	1.271%	11/30/37	23,006,206	21,697,225	(a)(b)
Credit Suisse Mortgage Trust, 2015-GLPA A	3.881%	11/15/37	1,570,000	1,645,653	(a)
Credit Suisse Mortgage Trust, 2016-BDWN A	3.812%	2/15/29	26,910,000	27,366,151	(a)(b)
CSAIL Commercial Mortgage Trust, 2016-C7 C	4.394%	11/15/49	7,483,000	6,921,581	(b)
CSAIL Commercial Mortgage Trust, 2016-C7 D	4.394%	11/15/49	15,050,000	10,733,500	(a)(b)
Deutsche Mortgage Securities Inc., 2004-4 7AR2	1.432%	6/25/34	335,446	307,764	(b)
Deutsche Mortgage Securities Inc., 2006-PR1 4AF1	1.060%	4/15/36	10,486,777	9,418,301	(a)(b)(d)
Downey Savings and Loan Association Mortgage Loan Trust, 2005-AR6 2A1A	1.268%	10/19/45	1,418,627	1,323,590	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 001 Z	9.300%	4/15/19	918	943
Federal Home Loan Mortgage Corp. (FHLMC), 2957 ZA, PAC	5.000%	3/15/35	5,924,115	6,478,863
Federal Home Loan Mortgage Corp. (FHLMC), 3242 SC, IO	5.378%	11/15/36	863,804	123,683	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3281 AI, IO	5.518%	2/15/37	2,169,234	383,657	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), 3368 AI, IO	5.118%	9/15/37	$1,587,181	$277,960	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3621 SB, IO	5.318%	1/15/40	528,772	89,885	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3639 EY	5.000%	2/15/30	2,223,768	2,387,361
Federal Home Loan Mortgage Corp. (FHLMC), 3806 CZ	5.500%	7/15/34	7,751,599	8,653,559
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	5.038%	10/15/41	2,057,713	352,117	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4054 SA, IO	5.138%	8/15/39	1,579,450	209,273	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4092 AI, IO	3.000%	9/15/31	3,072,650	306,947
Federal Home Loan Mortgage Corp. (FHLMC), 4099 ST, IO	5.088%	8/15/42	2,694,515	513,270	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4119 IN, IO	3.500%	10/15/32	1,662,688	221,222
Federal Home Loan Mortgage Corp. (FHLMC), 4174 SA, IO	5.288%	5/15/39	1,531,362	198,213	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4194 BI, IO, PAC	3.500%	4/15/43	14,355,325	2,112,815
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC	5.338%	9/15/42	1,544,391	254,723	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4239 IO, IO	3.500%	6/15/27	3,784,867	404,015
Federal Home Loan Mortgage Corp. (FHLMC), 4298 PI, IO, PAC	4.000%	4/15/43	2,570,291	346,485
Federal Home Loan Mortgage Corp. (FHLMC), 4310 SA, IO	5.038%	2/15/44	3,419,211	652,427	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4335 SW, IO	5.088%	5/15/44	1,332,161	233,572	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4415 IO, IO	1.908%	4/15/41	2,885,862	161,805	(b)
Federal Home Loan Mortgage Corp. (FHLMC), PO	0.000%	7/15/22	562	550
Federal Home Loan Mortgage Corp. (FHLMC) Multi-Family Structured Pass Through Certificates, K062 X1, IO	0.310%	12/25/26	307,373,157	8,154,610	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	3,847,200	4,325,587
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 170 B, IO	10.000%	3/1/21	2,391	166
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	877,581	89,777
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO	5.188%	8/15/44	866,335	184,886	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.093%	4/25/20	17,766,551	479,402	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K015 X1, IO	1.610%	7/25/21	5,888,638	341,194	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K016 A1	2.061%	10/25/20	2,578,056	2,584,495
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K016 X1, IO	1.537%	10/25/21	2,000,037	115,113	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K027 A2	2.637%	1/25/23	3,490,000	3,529,877

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K036 X1, IO	0.774%	10/25/23	$80,309,384	$3,316,713	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.315%	6/25/21	13,300,390	561,612	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KJ03 A2	2.328%	6/25/21	3,701,000	3,713,648
Federal National Mortgage Association (FNMA), 1992-96 B, PO, PAC	0.000%	5/25/22	1,422	1,397
Federal National Mortgage Association (FNMA), 2006-115 EI, IO	5.658%	12/25/36	1,938,078	354,149	(b)
Federal National Mortgage Association (FNMA), 2010-027 AS, IO	5.498%	4/25/40	1,224,106	242,554	(b)
Federal National Mortgage Association (FNMA), 2010-123 PM, PAC	4.000%	7/25/40	6,500,000	6,884,663
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	1,425,822	1,625,327
Federal National Mortgage Association (FNMA), 2011-099 KS, IO	5.718%	10/25/26	687,725	91,715	(b)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	446,734	491,885
Federal National Mortgage Association (FNMA), 2012-046 BA	6.000%	5/25/42	1,870,450	2,115,962
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	744,308	853,910
Federal National Mortgage Association (FNMA), 2012-070 YS, IO	5.668%	2/25/41	746,626	104,741	(b)
Federal National Mortgage Association (FNMA), 2012-074 AI, IO	3.000%	7/25/27	3,161,851	335,336
Federal National Mortgage Association (FNMA), 2012-074 OA, PO	0.000%	3/25/42	158,355	145,633
Federal National Mortgage Association (FNMA), 2012-074 SA, IO	5.668%	3/25/42	2,335,741	391,977	(b)
Federal National Mortgage Association (FNMA), 2012-075 AO, PO	0.000%	3/25/42	277,122	254,858
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	5.618%	7/25/42	709,330	135,977	(b)
Federal National Mortgage Association (FNMA), 2012-093 IB, IO	3.000%	9/25/27	2,324,191	232,105
Federal National Mortgage Association (FNMA), 2012-133 CS, IO	5.168%	12/25/42	1,886,735	370,575	(b)
Federal National Mortgage Association (FNMA), 2012-134 MS, IO	5.168%	12/25/42	1,391,061	311,876	(b)
Federal National Mortgage Association (FNMA), 2012-139 DI, IO	3.000%	12/25/27	3,646,847	341,576
Federal National Mortgage Association (FNMA), 2012-M13 X2, IO	0.731%	5/25/22	119,775,973	3,555,921	(b)
Federal National Mortgage Association (FNMA), 2013-009 BC	6.500%	7/25/42	3,409,056	3,886,353
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	8,137,445	9,019,143
Federal National Mortgage Association (FNMA), 2013-014 IG, IO	4.000%	3/25/43	3,100,933	516,794
Federal National Mortgage Association (FNMA), 2013-026 HI, IO	3.000%	4/25/32	3,200,706	277,430
Federal National Mortgage Association (FNMA), 2013-029 QI, IO	4.000%	4/25/43	4,721,808	767,235

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA), 2013-126 CS, IO	5.168%	9/25/41	$4,738,058	$576,479	(b)
Federal National Mortgage Association (FNMA), 2013-M1 X2, IO	0.610%	8/25/22	98,293,576	2,610,776	(b)
Federal National Mortgage Association (FNMA), 2014-047 AI, IO	1.980%	8/25/44	14,347,437	899,459	(b)
Federal National Mortgage Association (FNMA), 2014-M3 X2, IO	0.102%	1/25/24	129,836,329	675,603	(b)
Federal National Mortgage Association (FNMA), 2015-56 AS, IO	5.168%	8/25/45	1,878,397	443,850	(b)
Federal National Mortgage Association (FNMA), 2015-M4 X2, IO	0.564%	7/25/22	122,225,805	2,800,120	(b)
Federal National Mortgage Association (FNMA), 2015-M7 X2, IO	0.522%	12/25/24	92,757,369	3,021,646	(b)
Federal National Mortgage Association (FNMA), 2016-60 QS, IO	5.118%	9/25/46	12,349,162	2,146,773	(b)
Federal National Mortgage Association (FNMA), 2016-M7 A2	2.499%	9/25/26	4,150,000	3,948,364
Federal National Mortgage Association (FNMA), IO	1,009.500%	2/25/20	1	5
Federal National Mortgage Association (FNMA), IO, PAC	1,009.250%	8/25/21	44	599
Federal National Mortgage Association (FNMA)-CAS, 2014-C03 1M1	2.182%	7/25/24	1,026,563	1,029,157	(b)
Federal National Mortgage Association (FNMA)-CAS, 2016-C04 1M1	2.228%	1/25/29	31,229,774	31,521,772	(a)(b)
Federal National Mortgage Association (FNMA)-CAS, 2016-C05 2M1	2.128%	1/25/29	28,623,703	28,771,115	(a)(b)
Federal National Mortgage Association (FNMA)-CAS, 2017-C01 1M1	2.078%	7/25/29	30,054,970	30,147,539	(a)(b)
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	758,981	181,134
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	242,752	48,054
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	120,126	24,830	(b)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	119,306	21,568	(b)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	164,021	30,665
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	875,885	181,473
Federal National Mortgage Association (FNMA) STRIPS, 409 C01, IO	3.000%	11/25/26	3,609,118	300,397
Federal National Mortgage Association (FNMA) STRIPS, 409 C02, IO	3.000%	4/25/27	4,264,459	376,407
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	3,022,858	532,620
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	3,281,956	645,169
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	2,367,054	440,400
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	1,566,440	321,249
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	55,387,926	443,225	(a)
GE Business Loan Trust, 2007-1A A	1.082%	4/16/35	1,817,747	1,704,593	(a)(b)
GMRF Mortgage Acquisition Co., LLC, 2017-1 A22	3.000%	7/25/56	19,664,785	19,299,138	(a)
Government National Mortgage Association (GNMA), 2009-106 PD, PAC	4.500%	4/20/38	3,000,000	3,147,587
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1	5.522%	3/20/39	380,624	32,210	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Government National Mortgage Association (GNMA), 2010-042 BS, IO	5.502%	4/20/40	$278,383	$48,716	(b)
Government National Mortgage Association (GNMA), 2010-042 PC, PAC	5.000%	7/20/39	5,000,000	5,486,383
Government National Mortgage Association (GNMA), 2010-059 LB, PAC-1	4.500%	10/20/39	2,083,302	2,203,513
Government National Mortgage Association (GNMA), 2010-076 CS, IO	5.572%	6/20/40	3,629,797	849,073	(b)
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	5.672%	1/20/40	556,458	78,277	(b)
Government National Mortgage Association (GNMA), 2010-086 PB, PAC	4.500%	10/20/39	13,175,484	13,909,168
Government National Mortgage Association (GNMA), 2010-H03 FA	1.331%	3/20/60	2,845,931	2,840,315	(b)
Government National Mortgage Association (GNMA), 2010-H10 FC	1.781%	5/20/60	1,436,530	1,451,709	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF	1.130%	8/20/58	947,221	937,896	(b)
Government National Mortgage Association (GNMA), 2010-H27 FA	1.160%	12/20/60	1,497,108	1,484,931	(b)
Government National Mortgage Association (GNMA), 2010-H28 FE	1.180%	12/20/60	3,281,787	3,259,751	(b)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.611%	9/16/46	33,819,128	760,582	(b)
Government National Mortgage Association (GNMA), 2011-H03 FA	1.280%	1/20/61	1,988,518	1,980,884	(b)
Government National Mortgage Association (GNMA), 2011-H05 FB	1.280%	12/20/60	2,282,481	2,273,774	(b)
Government National Mortgage Association (GNMA), 2011-H06 FA	1.230%	2/20/61	1,937,242	1,926,891	(b)
Government National Mortgage Association (GNMA), 2011-H08 FG	1.260%	3/20/61	3,898,199	3,881,867	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF	1.280%	3/20/61	2,924,425	2,913,795	(b)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	1.029%	4/16/53	22,358,127	875,743	(b)
Government National Mortgage Association (GNMA), 2012-034 SA, IO	5.072%	3/20/42	3,914,082	684,841	(b)
Government National Mortgage Association (GNMA), 2012-044 IO, IO	0.613%	3/16/49	15,678,536	447,782	(b)
Government National Mortgage Association (GNMA), 2012-066 CI, IO	3.500%	2/20/38	2,783,308	260,812
Government National Mortgage Association (GNMA), 2012-081 AI, IO	3.500%	4/20/27	542,339	39,721
Government National Mortgage Association (GNMA), 2012-098 SA, IO	5.172%	8/16/42	1,815,594	286,619	(b)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.311%	2/16/53	15,934,716	421,148	(b)
Government National Mortgage Association (GNMA), 2012-124 AS, IO	5.272%	10/16/42	1,790,594	330,803	(b)
Government National Mortgage Association (GNMA), 2013-002 IO, IO	0.471%	5/16/54	20,364,378	590,820	(b)
Government National Mortgage Association (GNMA), 2013-063 IO, IO	0.769%	9/16/51	55,544,913	2,857,580	(b)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.074%	9/16/44	18,705,479	996,813	(b)
Government National Mortgage Association (GNMA), 2013-163, IO	1.157%	2/16/46	26,008,519	1,559,112	(b)
Government National Mortgage Association (GNMA), 2013-178 IO, IO	0.788%	6/16/55	13,311,239	521,859	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Government National Mortgage Association (GNMA), 2013-188 CI, IO	3.500%	3/20/39	$8,650,060	$693,928
Government National Mortgage Association (GNMA), 2014-005 SP, IO, PAC	5.222%	6/16/43	1,974,527	257,959	(b)
Government National Mortgage Association (GNMA), 2014-047 IA, IO	0.555%	2/16/48	4,975,164	212,808	(b)
Government National Mortgage Association (GNMA), 2014-050 IO, IO	0.895%	9/16/55	17,904,311	1,007,218	(b)
Government National Mortgage Association (GNMA), 2014-118 HS, IO	5.222%	8/20/44	14,181,760	3,080,203	(b)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	4,439,461	436,444
Government National Mortgage Association (GNMA), 2014-175 AB	2.600%	6/16/47	1,728,777	1,737,516
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.790%	8/16/54	44,208,383	2,416,200	(b)
Government National Mortgage Association (GNMA), 2015-073 IO, IO	0.830%	11/16/55	14,517,476	845,973	(b)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	5,181,536	1,089,527
Government National Mortgage Association (GNMA), 2016-036 IO	0.940%	8/16/57	62,614,324	4,636,685	(b)
Government National Mortgage Association (GNMA), 2016-045 IO, IO	1.004%	2/16/58	63,368,799	4,721,660	(b)
Government National Mortgage Association (GNMA), 2016-084 IG, PAC, IO	4.500%	11/16/45	29,116,573	5,998,454
Government National Mortgage Association (GNMA), 2016-135 SB, IO	5.172%	10/16/46	3,197,797	705,229	(b)
Greenpoint Mortgage Funding Trust, 2005-AR4 A1	1.291%	10/25/45	560,906	488,868	(b)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	1,120,000	1,222,659	(b)
GS Mortgage Securities Trust, 2014-GC24 D	4.529%	9/10/47	2,500,000	1,953,507	(a)(b)
GS Mortgage Securities Trust, 2017-GS5 C	4.299%	3/10/50	7,560,000	7,796,207	(b)
GSR Mortgage Loan Trust, 2005-4F 1A1	4.500%	4/25/20	125,161	125,594
HarborView Mortgage Loan Trust, 2005-9 2A1A	1.318%	6/20/35	409,827	393,529	(b)
HarborView Mortgage Loan Trust, 2005-9 2A1B	1.348%	6/20/35	8,648,558	8,205,667	(b)
Homestar Mortgage Acceptance Corp., 2004-3 AV1	1.228%	7/25/34	110,327	109,156	(b)
Hudson Yards, 2016-10HY A	2.835%	8/10/38	9,560,000	9,212,469	(a)
Indymac Index Mortgage Loan Trust, 2005-AR15 A2	3.223%	9/25/35	34,036	30,418	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.047%	11/15/45	940,000	982,569	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	4.887%	1/15/47	490,000	526,520	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C21 XA, IO	1.089%	8/15/47	62,072,668	3,591,214	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 A4	3.801%	9/15/47	540,000	559,852
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.560%	9/15/47	1,540,000	1,514,655	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 A5	3.822%	7/15/48	1,960,000	2,036,755
JPMBB Commercial Mortgage Securities Trust, 2015-C31 A3	3.801%	8/15/48	13,230,000	13,728,776
JPMDB Commercial Mortgage Securities Trust, 2016-C4 A3	3.141%	12/15/49	6,030,000	5,956,830
JPMDB Commercial Mortgage Securities Trust, 2017-C5 A5	3.694%	3/15/50	13,980,000	14,424,962
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AM	5.372%	5/15/47	2,078,553	2,076,851

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2013-LC11 AS	3.216%	4/15/46	$2,000,000	$1,996,939
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 B	3.192%	11/15/31	8,780,000	8,611,998	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D	4.662%	5/15/28	4,650,000	4,342,204	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP3 A5	2.870%	8/15/49	7,050,000	6,830,089
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP4 C	3.462%	12/15/49	7,190,000	6,723,786	(b)
Latitude Management Real Estate Capital, 2015-CRE1 A	2.528%	2/22/32	6,670,000	6,705,604	(a)(b)
Latitude Management Real Estate Capital, 2015-CRE1 B	4.484%	2/22/32	4,000,000	4,081,232	(a)(b)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, IO, STRIPS	0.399%	6/15/36	1,404,059	3,891	(a)(b)
MASTR Adjustable Rate Mortgages Trust, 2004-15 1A1	3.839%	12/25/34	62,328	59,846	(b)
MASTR Reperforming Loan Trust, 2005-1 1A2	6.500%	8/25/34	400,427	384,509	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	75,678	75,652	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F	1.332%	5/25/35	577,601	485,232	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2005-A8 A3A3	1.352%	8/25/36	20,234,123	19,396,482	(b)
Merrill Lynch Mortgage Investors Trust, 2005-A9 3A1	3.297%	12/25/35	41,799	38,436	(b)
Merrill Lynch Mortgage Investors Trust, 2006-1 1A	3.272%	2/25/36	146,604	137,881	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 XA, IO	1.573%	8/15/45	8,250,907	469,349	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C07 AS	3.214%	2/15/46	426,000	428,014
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.084%	7/15/46	510,000	546,415	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 A4	3.720%	12/15/49	6,990,000	7,235,321
Morgan Stanley Capital I Trust, 2016-UB12 C	4.151%	12/15/49	7,200,000	7,024,241	(b)
Morgan Stanley Capital I Trust, 2017-PRME A	1.812%	2/15/34	11,660,000	11,739,638	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2005-03AR 2A2	3.310%	7/25/35	1,134,458	1,044,199	(b)
Morgan Stanley Re-remic Trust, 2015-R4 1A1	1.028%	8/26/47	12,123,845	11,481,480	(a)(b)
Mortgage Repurchase Agreement Financing Trust, 2016-4 A1	1.972%	5/10/19	18,060,000	17,983,390	(a)(b)
MSCG Trust, 2015-ALDR A2	3.462%	6/7/35	7,100,000	7,007,132	(a)(b)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	15,813,962	16,402,163	(a)(b)
Nomura Asset Acceptance Corp., 2004-R3 A1	6.500%	2/25/35	234,608	228,800	(a)
Nomura Asset Acceptance Corp., 2005-AP2 A5	4.976%	5/25/35	104,941	82,976
Nomura Resecuritization Trust, 2014-5R 1A1	3.000%	6/26/35	3,979,222	3,918,906	(a)(b)
Nomura Resecuritization Trust, 2015-5R 4A1	1.038%	7/26/37	15,979,109	15,547,712	(a)(b)
Opteum Mortgage Acceptance Corp., 2005-2 AI3	1.302%	4/25/35	742,213	736,966	(b)
Prime Mortgage Trust, 2006-DR1 1A1	5.500%	5/25/35	2,883,847	2,881,894	(a)
Prime Mortgage Trust, 2006-DR1 1A2	6.000%	5/25/35	876,671	880,892	(a)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	384,820	358,640	(a)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	22,464,998	21,057,116	(a)
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	1,020,250	1,031,136
Structured Agency Credit Risk Debt Notes, 2014-DN1 M2	3.182%	2/25/24	5,480,000	5,636,171	(b)
Structured Agency Credit Risk Debt Notes, 2014-DN2 M2	2.632%	4/25/24	20,051,519	20,256,889	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Structured Agency Credit Risk Debt Notes, 2014-DN3 M2	3.382%	8/25/24	$1,956,755	$1,965,521	(b)
Structured Agency Credit Risk Debt Notes, 2014-HQ1 M2	3.482%	8/25/24	2,536,799	2,575,132	(b)
Structured Agency Credit Risk Debt Notes, 2014-HQ3 M2	3.632%	10/25/24	1,009,892	1,018,828	(b)
Structured Agency Credit Risk Debt Notes, 2016-DNA1 M2	3.882%	7/25/28	23,680,000	24,672,090	(b)
Structured ARM Loan Trust, 2004-10 2A	3.240%	8/25/34	2,753,584	2,746,146	(b)
Structured ARM Loan Trust, 2005-19XS 1A1	1.302%	10/25/35	484,543	406,624	(b)
Structured Asset Securities Corp., 2003-29 1A1	4.750%	9/25/18	368,509	370,618
UBS Commercial Mortgage Trust, 2012-C1 XA, IO	2.089%	5/10/45	62,788,823	5,372,658	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR9 1A7	2.785%	9/25/33	24,708	25,000	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-S7 A1	4.500%	8/25/18	58,222	58,391
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A	1.098%	8/25/45	4,835,976	4,654,594	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1	1.068%	10/25/45	1,783,464	1,740,231	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A1	1.048%	12/25/45	6,387,346	6,062,069	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A2	1.068%	12/25/45	96,141	89,818	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1	2.678%	9/25/36	228,952	204,809	(b)
Washington Mutual Inc., MSC Pass-Through Certificates, 2004-RA1 2A	7.000%	3/25/34	5,273	5,727
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	10,493,835	10,467,953	(a)(b)
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 XA, IO	1.190%	5/15/48	48,579,834	3,130,825	(b)
Wells Fargo Commercial Mortgage Trust, 2016-BNK1 A3	2.652%	8/15/49	21,130,000	20,197,597
Wells Fargo Mortgage Loan Trust, 2010-RR4 2A1	3.148%	8/27/35	120,316	120,583	(a)
WF-RBS Commercial Mortgage Trust, 2012-C10 XA, IO	1.678%	12/15/45	12,661,437	848,296	(a)(b)
WF-RBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	250,000	264,363	(b)
WF-RBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.223%	3/15/47	10,287,853	570,228	(b)
WF-RBS Commercial Mortgage Trust, 2014-C21 AS	3.891%	8/15/47	2,767,000	2,864,861
WF-RBS Commercial Mortgage Trust, 2014-C21 B	4.213%	8/15/47	5,160,000	5,315,407	(b)
WF-RBS Commercial Mortgage Trust, 2014-C21 XA, IO	1.151%	8/15/47	36,247,728	2,104,543	(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 C	3.849%	10/15/57	3,980,000	3,900,607	(b)
WF-RBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	2,916,000	2,990,144

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $929,812,858)				912,994,947

CORPORATE BONDS & NOTES - 23.1%
CONSUMER DISCRETIONARY - 1.2%
Automobiles - 0.3%
Ford Motor Co., Senior Notes	4.750%	1/15/43	3,150,000	2,959,353
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,020,000	1,172,192
Ford Motor Credit Co., LLC, Senior Notes	3.200%	1/15/21	4,720,000	4,770,551
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	5,230,000	5,826,309
General Motors Co., Senior Notes	6.250%	10/2/43	5,514,000	6,072,783

General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	1,790,000	1,803,694
Hyundai Capital America, Senior Notes	2.125%	10/2/17	1,160,000	1,161,791	(a)

Total Automobiles				23,766,673

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp., Senior Notes	3.700%	1/30/26	$3,230,000	$3,303,637
McDonald’s Corp., Senior Notes	3.500%	3/1/27	3,300,000	3,307,092

Total Hotels, Restaurants & Leisure				6,610,729

Household Durables - 0.1%
Newell Brands Inc., Senior Notes	3.150%	4/1/21	1,520,000	1,552,743
Newell Brands Inc., Senior Notes	3.850%	4/1/23	2,850,000	2,945,686
Newell Brands Inc., Senior Notes	4.200%	4/1/26	3,610,000	3,757,082

Total Household Durables				8,255,511

Internet & Direct Marketing Retail - 0.1%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	3,390,000	3,829,537
QVC Inc., Senior Secured Notes	5.950%	3/15/43	100,000	92,427

Total Internet & Direct Marketing Retail				3,921,964

Media - 0.6%
21st Century Fox America Inc., Senior Notes	6.200%	12/15/34	40,000	47,161
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	660,000	826,208
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	311,000	327,959
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	1,770,000	1,870,302
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	380,000	431,966
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,762,000	3,179,990
Comcast Corp., Notes	5.875%	2/15/18	900,000	934,184
Comcast Corp., Notes	7.050%	3/15/33	3,880,000	5,156,714
Comcast Corp., Senior Notes	6.300%	11/15/17	2,260,000	2,327,667
Comcast Corp., Senior Notes	4.200%	8/15/34	430,000	438,450
Comcast Corp., Senior Notes	5.650%	6/15/35	2,980,000	3,529,646
Comcast Corp., Senior Notes	3.200%	7/15/36	820,000	727,728
Comcast Corp., Senior Notes	6.550%	7/1/39	110,000	142,477
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	3,530,000	3,537,981	(a)
Time Warner Cable LLC, Senior Notes	8.250%	4/1/19	2,830,000	3,155,062
Time Warner Cable LLC, Debentures	7.300%	7/1/38	450,000	557,625
Time Warner Cable LLC, Senior Bonds	6.550%	5/1/37	1,330,000	1,525,102
Time Warner Cable LLC, Senior Notes	4.125%	2/15/21	2,720,000	2,829,703
Time Warner Cable LLC, Senior Notes	6.750%	6/15/39	910,000	1,051,140
Time Warner Cable LLC, Senior Notes	5.875%	11/15/40	6,648,000	7,057,251
Time Warner Cable LLC, Senior Notes	5.500%	9/1/41	20,000	20,511
Time Warner Inc., Senior Notes	4.750%	3/29/21	2,260,000	2,426,072
Time Warner Inc., Senior Notes	3.800%	2/15/27	7,020,000	6,943,447
Time Warner Inc., Senior Notes	6.100%	7/15/40	220,000	247,835
Time Warner Inc., Senior Notes	6.250%	3/29/41	340,000	390,442
Viacom Inc., Senior Notes	4.250%	9/1/23	720,000	741,389
Viacom Inc., Senior Notes	3.875%	4/1/24	360,000	360,819

Total Media				50,784,831

Specialty Retail - 0.0%
TJX Cos. Inc., Senior Notes	2.250%	9/15/26	2,830,000	2,598,860

TOTAL CONSUMER DISCRETIONARY				95,938,568

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER STAPLES - 2.3%
Beverages - 1.0%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	$3,300,000	$3,324,816
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	4,490,000	4,569,971
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	26,780,000	27,079,936
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	18,570,000	20,069,045
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	4,420,000	4,809,460
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	2,130,000	2,302,528
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	3,540,000	3,498,688
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	860,000	931,072
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	3,250,000	3,308,825
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	410,000	423,655
PepsiCo Inc., Senior Notes	4.000%	3/5/42	480,000	477,268
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	6,800,000	7,238,709	(a)

Total Beverages				78,033,973

Food & Staples Retailing - 0.4%
CVS Health Corp., Senior Notes	2.750%	12/1/22	210,000	207,759
CVS Health Corp., Senior Notes	3.875%	7/20/25	5,136,000	5,291,862
CVS Health Corp., Senior Notes	5.125%	7/20/45	7,010,000	7,734,112
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	6,488,630	7,293,675
CVS Pass-Through Trust, Secured Notes	6.943%	1/10/30	527,052	626,840
Kroger Co., Senior Notes	5.150%	8/1/43	180,000	192,919
Wal-Mart Stores Inc., Notes	6.200%	4/15/38	2,850,000	3,704,969
Wal-Mart Stores Inc., Senior Notes	4.750%	10/2/43	2,000,000	2,223,984
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	3,530,000	3,451,489

Total Food & Staples Retailing				30,727,609

Food Products - 0.5%
Danone SA, Senior Bonds	2.589%	11/2/23	8,250,000	7,983,327	(a)
Danone SA, Senior Notes	2.077%	11/2/21	5,210,000	5,070,190	(a)
Danone SA, Senior Notes	2.947%	11/2/26	9,050,000	8,651,420	(a)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	1,030,000	1,101,050	(a)
Kraft Heinz Foods Co., Senior Notes	5.375%	2/10/20	2,168,000	2,355,430
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	2,950,000	3,017,644
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	2,700,000	2,740,997
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	1,180,000	1,225,522
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	580,000	590,448
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	1,680,000	1,753,503
Tyson Foods Inc., Senior Bonds	5.150%	8/15/44	1,090,000	1,142,501
WM Wrigley Jr. Co., Senior Notes	2.400%	10/21/18	680,000	685,518	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	1,830,000	1,862,629	(a)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	670,000	692,796	(a)

Total Food Products				38,872,975

Tobacco - 0.4%
Altria Group Inc., Senior Notes	9.250%	8/6/19	3,230,000	3,752,172
Altria Group Inc., Senior Notes	4.750%	5/5/21	3,240,000	3,509,801
Altria Group Inc., Senior Notes	2.850%	8/9/22	1,850,000	1,853,757
Altria Group Inc., Senior Notes	5.375%	1/31/44	4,020,000	4,585,063
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	1,750,000	1,771,103
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	2,600,000	2,568,876
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	1,570,000	1,598,706
Reynolds American Inc., Senior Notes	8.125%	6/23/19	5,000,000	5,637,050
Reynolds American Inc., Senior Notes	3.250%	6/12/20	1,012,000	1,038,373
Reynolds American Inc., Senior Notes	6.150%	9/15/43	1,240,000	1,494,531
Reynolds American Inc., Senior Notes	5.850%	8/15/45	6,250,000	7,340,031

Total Tobacco				35,149,463

TOTAL CONSUMER STAPLES				182,784,020

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ENERGY - 3.8%
Energy Equipment & Services - 0.2%
Ensco PLC, Senior Notes	5.200%	3/15/25	$2,064,000	$1,790,520
Halliburton Co., Senior Bonds	3.800%	11/15/25	3,990,000	4,040,250
Halliburton Co., Senior Notes	5.000%	11/15/45	1,200,000	1,264,313
Petrofac Ltd., Senior Notes	3.400%	10/10/18	3,730,000	3,765,375	(a)
Transocean Inc., Senior Notes	4.250%	10/15/17	4,370,000	4,391,850

Total Energy Equipment & Services				15,252,308

Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp., Senior Notes	8.700%	3/15/19	160,000	179,479
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	22,420,000	21,148,651
Apache Corp., Senior Notes	3.250%	4/15/22	1,320,000	1,326,773
Apache Corp., Senior Notes	6.000%	1/15/37	520,000	588,270
Apache Corp., Senior Notes	5.100%	9/1/40	6,770,000	6,965,931
Apache Corp., Senior Notes	4.750%	4/15/43	10,970,000	10,950,583
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	2,250,000	2,263,914
BP Capital Markets PLC, Senior Bonds	3.119%	5/4/26	10,270,000	10,050,263
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	160,000	166,588
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	2,140,000	2,185,978
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	8,270,000	8,312,384
Chevron Corp., Senior Notes	2.954%	5/16/26	6,680,000	6,600,067
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	10,030,000	9,926,280
Conoco Funding Co., Senior Bonds	7.250%	10/15/31	350,000	467,570
ConocoPhillips Co., Senior Notes	4.300%	11/15/44	3,550,000	3,534,149
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	640,000	826,972
Devon Energy Corp., Senior Notes	3.250%	5/15/22	420,000	416,066
Devon Energy Corp., Senior Notes	5.850%	12/15/25	8,400,000	9,634,892
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,390,000	2,527,535
Devon Energy Corp., Senior Notes	5.000%	6/15/45	7,130,000	7,153,771
Devon Financing Co., LLC, Debentures	7.875%	9/30/31	830,000	1,072,008
Ecopetrol SA, Senior Notes	5.875%	5/28/45	16,300,000	14,833,000
El Paso Natural Gas Co., Bonds	8.375%	6/15/32	3,010,000	3,790,613
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	570,000	636,691
EOG Resources Inc., Senior Notes	4.150%	1/15/26	2,080,000	2,172,953
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	4,850,000	4,849,452
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	5,590,000	5,746,749
Kerr-McGee Corp., Notes	6.950%	7/1/24	690,000	814,600
Kerr-McGee Corp., Notes	7.875%	9/15/31	10,000,000	12,816,640
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	1,500,000	1,524,393
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	390,000	383,844
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	2,001,000	2,026,145
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	460,000	461,644
Noble Energy Inc., Senior Notes	4.150%	12/15/21	4,970,000	5,214,792
Noble Energy Inc., Senior Notes	5.250%	11/15/43	3,550,000	3,691,610
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	1,720,000	1,755,587
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,740,000	2,635,916
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,650,000	5,906,278
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	1,850,000	1,876,153
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,800,000	3,667,331
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	10,510,000	10,788,515
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	3,440,000	3,259,400
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	2,330,000	2,389,415
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	4,343,000	4,473,724
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	2,770,000	3,074,700
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	6,500,000	5,736,575
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	4,333,000	4,225,628
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	3,280,000	3,353,882	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	4,960,000	5,169,198	(a)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	3,240,000	3,452,382
Shell International Finance BV, Senior Notes	1.875%	5/10/21	1,040,000	1,018,543
Shell International Finance BV, Senior Notes	2.875%	5/10/26	8,930,000	8,683,353
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,620,000	1,681,863
Shell International Finance BV, Senior Notes	4.375%	5/11/45	4,800,000	4,867,694
Shell International Finance BV, Senior Notes	4.000%	5/10/46	11,590,000	11,094,157
Sinopec Group Overseas Development Ltd., Senior Notes	2.750%	5/17/17	2,190,000	2,193,003	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	$6,750,000	$7,128,263	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	15,380,000	19,748,581
Williams Cos. Inc., Debentures	7.500%	1/15/31	2,373,000	2,764,545
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	370,000	426,425
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	26,000	30,550
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,103,000	1,392,538

Total Oil, Gas & Consumable Fuels				288,055,449

TOTAL ENERGY				303,307,757

FINANCIALS - 8.4%
Banks - 6.1%
Bank of America Corp., Notes	6.875%	4/25/18	740,000	778,652
Bank of America Corp., Senior Notes	5.750%	12/1/17	540,000	554,241
Bank of America Corp., Senior Notes	2.600%	1/15/19	2,400,000	2,424,989
Bank of America Corp., Senior Notes	5.625%	7/1/20	400,000	438,697
Bank of America Corp., Senior Notes	3.300%	1/11/23	7,130,000	7,174,249
Bank of America Corp., Senior Notes	4.100%	7/24/23	5,570,000	5,834,413
Bank of America Corp., Senior Notes	4.000%	4/1/24	3,500,000	3,628,793
Bank of America Corp., Senior Notes	3.875%	8/1/25	3,660,000	3,724,881
Bank of America Corp., Senior Notes	3.500%	4/19/26	5,100,000	5,029,263
Bank of America Corp., Senior Notes	5.000%	1/21/44	11,290,000	12,303,876
Bank of America Corp., Senior Notes	4.875%	4/1/44	7,180,000	7,743,932
Bank of America Corp., Subordinated Bonds	4.450%	3/3/26	1,220,000	1,251,166
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	6,040,000	6,150,635
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	3,210,000	3,206,620
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	20,000,000	20,308,420
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	3,010,000	3,516,484
Barclays Bank PLC, Subordinated Notes	6.050%	12/4/17	1,540,000	1,580,239	(a)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	3,580,000	4,489,463	(a)
BNP Paribas SA, Senior Notes	2.375%	9/14/17	2,460,000	2,467,291
BNP Paribas SA, Senior Notes	2.700%	8/20/18	5,920,000	5,981,929
BPCE SA, Subordinated Notes	5.150%	7/21/24	5,071,000	5,208,196	(a)
Citigroup Inc., Senior Notes	3.300%	4/27/25	15,960,000	15,632,293
Citigroup Inc., Senior Notes	8.125%	7/15/39	600,000	880,600
Citigroup Inc., Senior Notes	4.650%	7/30/45	8,858,000	9,228,867
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	5,080,000	5,176,098
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	2,065,000	2,079,998
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	3,040,000	3,323,513
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	1,500,000	1,514,379
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	32,230,000	32,618,146
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	460,000	560,384
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	675,000	787,230
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	630,000	802,105
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,589,000	1,701,619
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	800,000	790,302
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	160,000	171,356	(a)
Compass Bank, Subordinated Notes	3.875%	4/10/25	2,000,000	1,963,276
Cooperatieve Rabobank U.A., Junior Subordinated Notes	11.000%	6/30/19	4,838,000	5,648,365	(a)(b)(e)
Cooperatieve Rabobank U.A., Senior Notes	3.375%	5/21/25	14,740,000	14,893,664
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	3,930,000	4,142,872
Cooperatieve Rabobank U.A., Subordinated Notes	4.375%	8/4/25	4,400,000	4,513,093
Cooperatieve Rabobank U.A., Subordinated Notes	3.750%	7/21/26	5,000,000	4,876,455
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	7,210,000	8,012,112	(a)(b)(e)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	440,000	460,776	(a)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	8,700,000	8,897,681
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	3,690,000	3,846,408
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	3,200,000	3,242,710
HSBC Holdings PLC, Senior Notes	4.041%	3/13/28	8,990,000	9,087,290	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	2,140,000	2,171,387

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	$5,100,000	$5,135,369
ING Bank NV, Subordinated Notes	5.800%	9/25/23	4,090,000	4,550,501	(a)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	11,680,000	10,987,738	(a)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	6,779,000	7,189,062
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	600,000	642,127
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	4,685,000	4,734,183
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	12,050,000	12,277,805
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	13,850,000	14,189,630
JPMorgan Chase & Co., Subordinated Notes	3.625%	12/1/27	8,950,000	8,683,039
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	4,460,000	4,698,887
Lloyds Bank PLC, Subordinated Notes	6.500%	9/14/20	100,000	111,165	(a)
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	12,600,000	12,703,509
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	5,000,000	5,094,575
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	5,270,000	5,622,621	(a)
Royal Bank of Canada, Senior Secured Bonds	1.875%	2/5/20	7,660,000	7,622,229
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	3,230,000	3,266,195
Royal Bank of Scotland NV, Subordinated Notes	4.650%	6/4/18	5,045,000	5,163,341
Santander Holdings USA Inc., Senior Notes	3.450%	8/27/18	3,160,000	3,213,954
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	2,000,000	1,999,956
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	810,000	825,136	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	7,250,000	7,475,692	(a)
UBS Group Funding Jersey Ltd., Senior Notes	4.125%	9/24/25	3,050,000	3,101,603	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	5/1/17	24,760,000	24,774,856	(b)(e)
Wachovia Corp., Senior Notes	5.750%	6/15/17	9,770,000	9,855,351
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	870,000	937,810	(b)(e)
Wells Fargo & Co., Senior Notes	1.500%	1/16/18	1,610,000	1,607,102
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	600,000	645,043
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	9,120,000	8,731,971
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	2,020,000	2,038,441
Wells Fargo & Co., Subordinated Notes	4.125%	8/15/23	150,000	157,119
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	20,295,000	21,089,427
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	480,000	534,534
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,700,000	1,947,493
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,690,000	1,696,179
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	4,990,000	5,202,709
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	12,590,000	12,193,113
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	9,440,000	9,644,083
Wells Fargo Bank NA, Subordinated Notes	6.000%	11/15/17	880,000	903,778
Wells Fargo Capital X, Junior Subordinated Bonds	5.950%	12/15/36	8,000	8,570

Total Banks				482,075,304

Capital Markets - 1.4%
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	730,000	747,542
CME Group Inc., Senior Notes	5.300%	9/15/43	1,195,000	1,427,224
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	510,000	527,112
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	3,900,000	3,968,383
Credit Suisse NY, Senior Notes	3.625%	9/9/24	2,970,000	3,014,886
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	5/1/17	32,000	26,770	(b)(e)
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	2,820,000	2,970,997
Goldman Sachs Group Inc., Senior Notes	2.900%	7/19/18	3,650,000	3,697,267
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	5,640,000	6,114,194
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	380,000	420,636
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	910,000	998,194
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	320,000	359,962
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,130,000	1,171,569
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	1,510,000	1,546,740
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	11,350,000	11,095,953
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	6,120,000	7,685,692

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	$9,440,000	$9,622,277
Goldman Sachs Group Inc., Subordinated Notes	6.450%	5/1/36	400,000	477,070
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	3,400,000	4,195,389
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	15,800,000	16,601,613
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	370,000	385,379	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	5/1/17	1,430,000	0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	13,380,000	0	*(c)(d)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	31,220,000	0	*(c)(d)(f)(g)
Morgan Stanley, Senior Notes	5.950%	12/28/17	1,400,000	1,443,617
Morgan Stanley, Senior Notes	5.500%	7/24/20	2,040,000	2,227,088
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	3,570,000	3,671,031
State Street Corp., Senior Notes	3.300%	12/16/24	1,470,000	1,491,538
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	13,420,000	13,506,613	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	12,600,000	12,780,545	(a)

Total Capital Markets				112,175,281

Consumer Finance - 0.2%
American Express Co., Senior Notes	2.650%	12/2/22	11,000	10,897
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	3,080,000	3,106,805
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	5,080,000	5,742,473
Toyota Motor Credit Corp., Senior Notes	1.250%	10/5/17	4,970,000	4,968,186

Total Consumer Finance				13,828,361

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	8,073,000	8,462,563
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	470,000	503,104
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	200,000	215,244
GE Capital International Funding Co., Unlimited Co., Senior Notes	2.342%	11/15/20	8,744,000	8,781,826
ILFC E-Capital Trust II, Bonds	4.910%	12/21/65	4,180,000	3,929,200	(a)(b)
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	3,740,000	4,576,316
MassMutual Global Funding II, Senior Secured Notes	5.250%	7/31/18	3,640,000	3,804,357	(a)
Nationwide Building Society, Senior Notes	2.450%	7/27/21	4,580,000	4,526,089	(a)

Total Diversified Financial Services				34,798,699

Insurance - 0.3%
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/87	5,673,000	5,786,460	(b)
American International Group Inc., Senior Notes	3.750%	7/10/25	730,000	725,929
Chubb Corp., Senior Notes	5.750%	5/15/18	645,000	674,874
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	1,160,000	1,164,167
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	1,550,000	1,568,538
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	7,737,000	8,491,357
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	2,810,000	3,714,351	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	4,408,000	4,766,978	(a)

Total Insurance				26,892,654

TOTAL FINANCIALS				669,770,299

HEALTH CARE - 1.2%
Biotechnology - 0.3%
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	2,670,000	2,670,505
Amgen Inc., Senior Notes	3.875%	11/15/21	2,700,000	2,841,696
Celgene Corp., Senior Notes	3.550%	8/15/22	1,200,000	1,236,135
Celgene Corp., Senior Notes	3.625%	5/15/24	600,000	607,331

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Biotechnology - (continued)
Celgene Corp., Senior Notes	3.875%	8/15/25	$3,780,000	$3,863,553
Celgene Corp., Senior Notes	5.250%	8/15/43	1,150,000	1,208,574
Celgene Corp., Senior Notes	5.000%	8/15/45	2,310,000	2,417,912
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	1,630,000	1,674,372
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	2,160,000	2,179,604
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	800,000	789,219
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	5,000,000	5,099,960

Total Biotechnology				24,588,861

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	5,720,000	5,712,804
Abbott Laboratories, Senior Notes	4.750%	11/30/36	2,250,000	2,319,651
Abbott Laboratories, Senior Notes	4.900%	11/30/46	4,510,000	4,671,774
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	1,372,000	1,412,300
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	2,010,000	2,098,142
Medtronic Inc., Senior Notes	3.125%	3/15/22	40,000	40,916
Medtronic Inc., Senior Notes	3.500%	3/15/25	3,385,000	3,463,688
Medtronic Inc., Senior Notes	4.625%	3/15/45	3,520,000	3,779,459

Total Health Care Equipment & Supplies				23,498,734

Health Care Providers & Services - 0.3%
Aetna Inc., Senior Notes	2.800%	6/15/23	850,000	843,054
Anthem Inc., Notes	7.000%	2/15/19	992,000	1,079,116
Anthem Inc., Senior Notes	5.875%	6/15/17	738,000	744,438
Anthem Inc., Senior Notes	3.125%	5/15/22	2,040,000	2,050,459
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	400,000	341,029
Humana Inc., Senior Notes	3.150%	12/1/22	750,000	753,298
Humana Inc., Senior Notes	3.950%	3/15/27	4,910,000	5,020,401
Humana Inc., Senior Notes	4.625%	12/1/42	870,000	881,116
Humana Inc., Senior Notes	4.950%	10/1/44	1,240,000	1,300,643
Humana Inc., Senior Notes	4.800%	3/15/47	270,000	282,256
Medtronic Global Holdings S.C.A, Senior Notes	3.350%	4/1/27	4,530,000	4,562,204
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	1,610,000	1,698,231
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	1,140,000	1,190,520
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	650,000	801,733
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,760,000	2,143,872

Total Health Care Providers & Services				23,692,370

Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific Inc., Senior Notes	3.600%	8/15/21	1,190,000	1,235,101

Pharmaceuticals - 0.3%
Actavis Funding SCS, Senior Notes	3.450%	3/15/22	2,090,000	2,134,053
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	4,540,000	4,581,419
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	1,490,000	1,494,050
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	840,000	843,596
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	3,050,000	3,076,556
Johnson & Johnson, Senior Notes	3.700%	3/1/46	3,790,000	3,706,836
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	2,250,000	2,221,173
Wyeth LLC, Notes	5.950%	4/1/37	1,510,000	1,864,448

Total Pharmaceuticals				19,922,131

TOTAL HEALTH CARE				92,937,197

INDUSTRIALS - 1.5%
Aerospace & Defense - 0.2%
Boeing Co., Notes	5.875%	2/15/40	500,000	640,128
Boeing Co., Senior Notes	6.000%	3/15/19	250,000	269,927
Boeing Co., Senior Notes	4.875%	2/15/20	4,440,000	4,828,549
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	7,029,000	7,143,882
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	614,000	652,088
Raytheon Co., Senior Notes	3.125%	10/15/20	1,280,000	1,322,749
United Technologies Corp., Senior Notes	5.400%	5/1/35	20,000	23,358
United Technologies Corp., Senior Notes	4.500%	6/1/42	1,760,000	1,862,721

Total Aerospace & Defense				16,743,402

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Air Freight & Logistics - 0.1%
United Parcel Service Inc., Senior Notes	3.125%	1/15/21	$4,250,000	$4,405,036

Airlines - 0.1%
Air 2 U.S., Notes	8.027%	10/1/19	1,103,763	1,139,635	(a)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.648%	9/15/17	11,576	11,823	(d)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.900%	1/2/18	77,206	77,979	(d)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.820%	5/1/18	136,125	139,528	(d)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	532,118	561,384
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Bonds	6.821%	8/10/22	150,843	174,224
Northwest Airlines Corp., Pass-Through Certificates	7.575%	3/1/19	1,201,123	1,249,168
U.S. Airways, Pass-Through Certificates, Senior Secured Bonds	6.850%	1/30/18	741,590	756,422

Total Airlines				4,110,163

Commercial Services & Supplies - 0.1%
Cintas Corp., Senior Notes	2.900%	4/1/22	3,280,000	3,318,255
Cintas Corp., Senior Notes	3.700%	4/1/27	3,560,000	3,637,679
Waste Management Inc., Senior Notes	4.600%	3/1/21	940,000	1,012,390
Waste Management Inc., Senior Notes	3.500%	5/15/24	1,070,000	1,105,686
Waste Management Inc., Senior Notes	7.375%	5/15/29	340,000	443,174

Total Commercial Services & Supplies				9,517,184

Electrical Equipment - 0.2%
ABB Finance USA Inc., Senior Notes	4.375%	5/8/42	340,000	356,877
Eaton Corp., Senior Notes	1.500%	11/2/17	1,150,000	1,149,848
Eaton Corp., Senior Notes	2.750%	11/2/22	6,830,000	6,782,415
Eaton Corp., Senior Notes	4.150%	11/2/42	4,340,000	4,277,474

Total Electrical Equipment				12,566,614

Industrial Conglomerates - 0.5%
General Electric Co., Senior Notes	4.375%	9/16/20	1,063,000	1,142,529
General Electric Co., Senior Notes	4.625%	1/7/21	1,355,000	1,469,965
General Electric Co., Senior Notes	5.875%	1/14/38	770,000	971,854
General Electric Co., Senior Notes	6.875%	1/10/39	25,095,000	35,635,327
General Electric Co., Senior Notes	4.500%	3/11/44	2,894,000	3,113,362
General Electric Co., Subordinated Notes	5.300%	2/11/21	670,000	741,913

Total Industrial Conglomerates				43,074,950

Machinery - 0.0%
John Deere Capital Corp., Senior Notes	2.250%	4/17/19	1,530,000	1,544,792
John Deere Capital Corp., Senior Notes	1.700%	1/15/20	780,000	774,386

Total Machinery				2,319,178

Trading Companies & Distributors - 0.1%
Aviation Capital Group Corp., Senior Notes	6.750%	4/6/21	3,840,000	4,407,298	(a)

Transportation - 0.2%
Mexico City Airport Trust, Senior Secured Bonds	5.500%	10/31/46	19,910,000	19,605,377	(a)

TOTAL INDUSTRIALS				116,749,202

INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.1%
Harris Corp., Senior Notes	4.854%	4/27/35	1,730,000	1,848,054
Harris Corp., Senior Notes	5.054%	4/27/45	2,100,000	2,297,702

Total Communications Equipment				4,145,756

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
IT Services - 0.2%
MasterCard Inc., Senior Notes	3.375%	4/1/24	$3,100,000	$3,205,630
Visa Inc., Senior Notes	2.200%	12/14/20	1,820,000	1,825,336
Visa Inc., Senior Notes	3.150%	12/14/25	7,830,000	7,857,068
Visa Inc., Senior Notes	4.300%	12/14/45	3,420,000	3,589,081

Total IT Services				16,477,115

Semiconductors & Semiconductor Equipment - 0.0%
Intel Corp., Senior Notes	3.700%	7/29/25	950,000	993,206
Intel Corp., Senior Notes	4.900%	7/29/45	1,230,000	1,379,186

Total Semiconductors & Semiconductor Equipment				2,372,392

Software - 0.6%
Microsoft Corp., Senior Bonds	2.400%	8/8/26	17,430,000	16,491,743
Microsoft Corp., Senior Notes	2.875%	2/6/24	8,800,000	8,856,540
Microsoft Corp., Senior Notes	2.700%	2/12/25	2,170,000	2,132,409
Microsoft Corp., Senior Notes	3.300%	2/6/27	10,250,000	10,407,307
Microsoft Corp., Senior Notes	3.450%	8/8/36	260,000	246,317
Microsoft Corp., Senior Notes	4.100%	2/6/37	50,000	51,603
Microsoft Corp., Senior Notes	3.700%	8/8/46	3,370,000	3,163,453
Microsoft Corp., Senior Notes	3.950%	8/8/56	1,200,000	1,121,479
Microsoft Corp., Senior Notes	4.500%	2/6/57	3,340,000	3,438,480
Oracle Corp., Senior Notes	1.200%	10/15/17	4,460,000	4,458,840

Total Software				50,368,171

Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc., Senior Notes	2.450%	8/4/26	12,160,000	11,502,715
Apple Inc., Senior Notes	3.850%	8/4/46	5,000,000	4,769,680
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	3.480%	6/1/19	9,320,000	9,550,316	(a)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	4.420%	6/15/21	15,860,000	16,585,516	(a)

Total Technology Hardware, Storage & Peripherals				42,408,227

TOTAL INFORMATION TECHNOLOGY				115,771,661

MATERIALS - 1.3%
Chemicals - 0.2%
Ecolab Inc., Senior Notes	4.350%	12/8/21	750,000	809,854
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	9,280,000	9,280,371	(a)
OCP SA, Senior Notes	4.500%	10/22/25	5,400,000	5,320,350	(a)
Potash Corp. of Saskatchewan Inc., Senior Notes	4.875%	3/30/20	690,000	731,158

Total Chemicals				16,141,733

Metals & Mining - 1.1%
Barrick Gold Corp., Senior Notes	6.950%	4/1/19	91,000	99,844
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	6,047,000	6,483,751
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	924,000	990,462
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	840,000	950,368
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	12,000,000	13,760,592
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	712,000	722,988
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	1,930,000	2,161,299
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	5,950,000	6,729,450	(a)(b)
Freeport-McMoRan Inc., Senior Notes	6.500%	11/15/20	514,000	525,565	(a)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	4,780,000	4,612,700
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	687,000	709,328	(a)
Glencore Finance Canada Ltd., Senior Notes	2.700%	10/25/17	3,930,000	3,945,759	(a)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	3,000,000	3,118,590	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	3,800,000	3,873,302	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	3,390,000	3,346,757	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	11,020,000	10,802,383
Southern Copper Corp., Senior Notes	5.875%	4/23/45	5,970,000	6,190,119
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	7,464,000	8,024,546
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	6,150,000	6,576,810
Vale SA, Senior Notes	5.625%	9/11/42	1,500,000	1,417,200

Total Metals & Mining				85,041,813

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	$2,220,000	$2,325,494

TOTAL MATERIALS				103,509,040

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	4.750%	9/17/44	1,600,000	1,562,488	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	4,730,000	4,784,551	(a)

TOTAL REAL ESTATE				6,347,039

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.9%
AT&T Inc., Global Notes	5.800%	2/15/19	3,000,000	3,203,526
AT&T Inc., Senior Notes	4.450%	5/15/21	740,000	788,187
AT&T Inc., Senior Notes	4.250%	3/1/27	5,460,000	5,520,486
AT&T Inc., Senior Notes	4.350%	6/15/45	5,440,000	4,788,185
AT&T Inc., Senior Notes	4.500%	3/9/48	9,187,000	8,169,448
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	6,300,000	6,295,466	(a)
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	480,000	518,489
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	1,020,000	1,098,683
Verizon Communications Inc., Senior Bonds	5.250%	3/16/37	1,460,000	1,509,450
Verizon Communications Inc., Senior Bonds	5.500%	3/16/47	2,740,000	2,871,917
Verizon Communications Inc., Senior Notes	4.500%	9/15/20	670,000	713,137
Verizon Communications Inc., Senior Notes	2.450%	11/1/22	3,120,000	3,009,511
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	5,300,000	5,255,459
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	28,960,000	29,450,611

Total Diversified Telecommunication Services				73,192,555

Wireless Telecommunication Services - 0.3%
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	2,910,000	2,978,369
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	3,350,000	3,590,777
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	5,062,000	5,100,203
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	13,470,000	13,436,325	(a)

Total Wireless Telecommunication Services				25,105,674

TOTAL TELECOMMUNICATION SERVICES				98,298,229

UTILITIES - 0.7%
Electric Utilities - 0.6%
Berkshire Hathaway Energy Co., Senior Bonds	6.500%	9/15/37	630,000	819,551
Duke Energy Corp., Senior Notes	3.550%	9/15/21	870,000	902,019
Duke Energy Corp., Senior Notes	3.750%	9/1/46	5,000,000	4,488,835
Exelon Corp., Bonds	5.625%	6/15/35	515,000	588,150
FirstEnergy Corp., Notes	7.375%	11/15/31	7,665,000	9,990,139
FirstEnergy Corp., Senior Notes	2.750%	3/15/18	1,270,000	1,274,637
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	4,270,000	4,412,421
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	5,020,000	5,663,564	(h)
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	7,320,000	9,164,018
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	260,000	284,653
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	4,720,000	5,827,841

Progress Energy Inc., Senior Notes	3.150%	4/1/22	1,220,000	1,233,004
PT Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	4,404,000	4,377,576	(h)

Total Electric Utilities				49,026,408

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Gas Utilities - 0.1%
Southern Natural Gas Co., LLC, Senior Notes	5.900%	4/1/17	$30,000	$30,000	(a)
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	4,850,000	6,468,775

Total Gas Utilities				6,498,775

TOTAL UTILITIES				55,525,183

TOTAL CORPORATE BONDS & NOTES (Cost - $1,849,741,395)				1,840,938,195

MORTGAGE-BACKED SECURITIES - 24.1%
FHLMC - 7.5%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	4/1/19-3/1/44	21,256,096	23,205,035
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	7/1/20-11/1/41	8,319,222	9,075,832
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	4/1/24-3/1/39	1,211,318	1,376,562
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/1/25-3/1/47	122,578,240	129,124,378
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	2/1/29-11/1/39	700,407	796,325
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	4/19/32-4/12/47	146,100,000	149,413,845	(i)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	6/1/32-9/1/39	703,372	789,784
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	8/1/33-3/1/45	21,988,413	22,648,480
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	4/1/35-4/1/38	2,923,569	3,240,283
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	4/12/47	215,700,000	213,711,505	(i)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	4/12/47	39,100,000	41,012,232	(i)

Total FHLMC				594,394,261

FNMA - 11.5%
Federal National Mortgage Association (FNMA)	4.500%	7/1/18-2/1/45	43,578,944	47,063,675
Federal National Mortgage Association (FNMA)	4.000%	8/1/20-2/1/56	78,004,919	82,375,726
Federal National Mortgage Association (FNMA)	5.000%	8/1/20-6/1/41	9,910,339	10,748,314
Federal National Mortgage Association (FNMA)	6.000%	8/1/21-12/1/39	7,963,214	9,008,388
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	710,000	710,060
Federal National Mortgage Association (FNMA)	2.910%	6/1/25	12,903,360	13,097,310
Federal National Mortgage Association (FNMA)	7.500%	6/1/25-4/1/28	76,995	79,212
Federal National Mortgage Association (FNMA)	3.080%	1/1/27	8,340,000	8,387,589
Federal National Mortgage Association (FNMA)	7.000%	1/1/27-2/1/39	3,377,198	3,822,264
Federal National Mortgage Association (FNMA)	2.500%	1/1/28-10/1/42	4,089,669	4,076,696
Federal National Mortgage Association (FNMA)	6.500%	2/1/32-5/1/40	1,822,668	2,053,786
Federal National Mortgage Association (FNMA)	2.500%	4/19/32	77,400,000	77,436,285	(i)
Federal National Mortgage Association (FNMA)	3.000%	4/19/32-4/12/47	253,700,000	252,884,118	(i)
Federal National Mortgage Association (FNMA)	5.500%	9/1/35-11/1/38	4,316,065	4,813,300
Federal National Mortgage Association (FNMA)	2.640%	11/1/35	810,035	843,506	(b)
Federal National Mortgage Association (FNMA)	3.500%	8/1/42-1/1/46	56,692,181	58,127,379
Federal National Mortgage Association (FNMA)	3.000%	12/1/42-1/1/47	46,548,033	46,221,259
Federal National Mortgage Association (FNMA)	3.500%	4/12/47	63,900,000	65,362,709	(i)
Federal National Mortgage Association (FNMA)	4.000%	4/12/47	157,000,000	164,678,273	(i)
Federal National Mortgage Association (FNMA)	5.000%	4/12/47	55,700,000	60,861,468	(i)

Total FNMA				912,651,317

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - 5.1%
Government National Mortgage Association (GNMA)	8.000%	6/15/17	$242	$243
Government National Mortgage Association (GNMA)	7.500%	10/15/22-8/15/32	48,926	55,089
Government National Mortgage Association (GNMA)	6.500%	10/15/23-8/15/34	7,474,845	8,522,104
Government National Mortgage Association (GNMA)	7.000%	1/15/24-5/15/32	55,974	58,647
Government National Mortgage Association (GNMA)	6.000%	3/15/26-6/15/35	3,368,818	3,863,329
Government National Mortgage Association (GNMA)	5.500%	2/15/35-6/15/36	312,921	353,126
Government National Mortgage Association (GNMA)	5.000%	1/15/40	84,122	92,384
Government National Mortgage Association (GNMA)	3.500%	4/20/47	1,200,000	1,243,299	(i)
Government National Mortgage Association (GNMA) II	6.000%	9/20/36-2/20/42	5,004,314	5,683,739
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	973,518	1,137,509
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-3/20/41	5,831,951	6,298,181
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-11/20/40	1,073,598	1,179,471
Government National Mortgage Association (GNMA) II	3.500%	3/20/47	13,600,000	14,117,431
Government National Mortgage Association (GNMA) II	3.000%	4/20/47	247,300,000	249,463,875	(i)
Government National Mortgage Association (GNMA) II	3.500%	4/20/47	113,200,000	117,374,250	(i)

Total GNMA				409,442,677

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $1,903,754,033)				1,916,488,255

MUNICIPAL BONDS - 0.1%
Illinois - 0.1%
Chicago, IL, GO, Taxable Project	6.314%	1/1/44	5,380,000	4,817,413

Ohio - 0.0%
American Municipal Power-Ohio Inc., OH, Revenue, Taxable-combined Hydroelectric Project Build America Bonds	7.834%	2/15/41	150,000	215,348

TOTAL MUNICIPAL BONDS (Cost - $5,593,402)				5,032,761

SOVEREIGN BONDS - 2.2%
Brazil - 0.1%
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	6,890,000	6,132,100

Colombia - 0.3%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	18,770,000	20,412,375

Indonesia - 0.2%
Republic of Indonesia, Notes	3.750%	4/25/22	5,726,000	5,840,921	(h)
Republic of Indonesia, Notes	3.750%	4/25/22	280,000	285,620	(a)
Republic of Indonesia, Senior Bonds	5.875%	3/13/20	290,000	317,114	(h)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	1,190,000	1,271,615	(h)
Republic of Indonesia, Senior Notes	5.375%	10/17/23	340,000	375,962	(h)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	911,000	1,033,084	(a)
Republic of Indonesia, Senior Notes	4.625%	4/15/43	3,420,000	3,444,627	(h)
Republic of Indonesia, Senior Notes	5.125%	1/15/45	3,020,000	3,200,354	(h)

Total Indonesia				15,769,297

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kuwait - 0.1%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	$10,890,000	$11,012,513	(a)

Mexico - 0.9%
United Mexican States, Medium-Term Notes	6.050%	1/11/40	112,000	127,960
United Mexican States, Senior Notes	4.000%	10/2/23	164,000	168,920
United Mexican States, Senior Notes	3.600%	1/30/25	10,660,000	10,633,350
United Mexican States, Senior Notes	4.750%	3/8/44	24,210,000	23,544,225
United Mexican States, Senior Notes	5.550%	1/21/45	17,760,000	19,180,800
United Mexican States, Senior Notes	4.600%	1/23/46	14,900,000	14,266,750

Total Mexico				67,922,005

Peru - 0.2%
Republic of Peru, Senior Bonds	6.550%	3/14/37	1,070,000	1,381,638
Republic of Peru, Senior Bonds	5.625%	11/18/50	12,250,000	14,592,812

Total Peru				15,974,450

Poland - 0.4%
Republic of Poland, Senior Notes	5.000%	3/23/22	6,990,000	7,671,804
Republic of Poland, Senior Notes	4.000%	1/22/24	27,020,000	28,361,165

Total Poland				36,032,969

TOTAL SOVEREIGN BONDS (Cost - $172,405,783)				173,255,709

U.S. TREASURY INFLATION PROTECTED SECURITIES - 3.2%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	1,455,497	1,678,698
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	3,270,636	4,145,851
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	13,667,640	13,138,306
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	4,167,080	4,594,226
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	24,270,917	23,104,165
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	24,695,029	25,070,369
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/21	149,688,250	151,231,836
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/26	30,417,387	29,675,933

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $248,993,367)				252,639,384

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
U.S. Treasury 10-Year Notes Futures, Call @ $123.00		4/21/17	127	208,359
U.S. Treasury 10-Year Notes Futures, Call @ $123.50		4/21/17	85	102,266
U.S. Treasury 10-Year Notes Futures, Call @ $124.75		4/21/17	587	229,297
U.S. Treasury Long-Term Bonds Futures, Call @ $147.00		4/21/17	127	508,000
U.S. Treasury Long-Term Bonds Futures, Call @ $148.00		4/21/17	128	398,000
U.S. Treasury Long-Term Bonds Futures, Call @ $150.50		4/21/17	42	55,781
U.S. Treasury Long-Term Bonds Futures, Call @ $151.00		4/21/17	4	4,313
U.S. Treasury Long-Term Bonds Futures, Call @ $151.50		4/21/17	56	48,125

TOTAL PURCHASED OPTIONS (Cost - $812,819)				1,554,141

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $8,032,123,904)				7,989,138,356

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 17.8%
Repurchase Agreements - 0.2%
Deutsche Bank Securities Inc. repurchase agreement dated 3/31/17; Proceeds at maturity - $10,400,685; (Fully collateralized by U.S. government obligations, 0.125% due 415/19; Market value - $10,608,000)	0.790%	4/3/17	$10,400,000	$10,400,000
Goldman Sachs & Co. repurchase agreement dated 3/31/17; Proceeds at maturity - $9,600,632; (Fully collateralized by U.S. government agency obligations, 1.750% due 2/7/20; Market value - $9,795,428)	0.790%	4/3/17	9,600,000	9,600,000

Total Repurchase Agreements (Cost - $20,000,000)				20,000,000

			SHARES
Money Market Funds - 17.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $1,398,295,224)	0.634%		1,398,295,224	1,398,295,224

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,418,295,224)				1,418,295,224

TOTAL INVESTMENTS - 118.3% (Cost - $9,450,419,128#)				9,407,433,580
Liabilities in Excess of Other Assets - (18.3)%				(1,452,496,521)

TOTAL NET ASSETS - 100.0%				$7,954,937,059

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(d)	Security is valued using significant unobservable inputs.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Value is less than $1.

(g)	The coupon payment on these securities is currently in default as of March 31, 2017.

(h)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(i)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2017, the Fund held TBA securities with a total cost of $1,382,055,845.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SCHEDULE OF WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
U.S. Treasury 5-Year Notes Futures, Call	4/21/17	$117.50	445	$191,211
U.S. Treasury 5-Year Notes Futures, Call	4/21/17	117.75	261	75,445
U.S. Treasury 5-Year Notes Futures, Call	4/21/17	119.25	1,310	20,469
U.S. Treasury 5-Year Notes Futures, Call	4/21/17	118.00	90	16,172
U.S. Treasury 5-Year Notes Futures, Call	5/26/17	117.50	262	173,985
U.S. Treasury 5-Year Notes Futures, Put	4/21/17	116.00	1,085	16,953
U.S. Treasury 5-Year Notes Futures, Put	4/21/17	117.00	176	13,750
U.S. Treasury 10-Year Notes Futures, Call	4/21/17	124.50	843	434,672
U.S. Treasury 10-Year Notes Futures, Call	4/21/17	124.00	398	323,375
U.S. Treasury 10-Year Notes Futures, Call	4/21/17	125.00	196	58,187
U.S. Treasury 10-Year Notes Futures, Call	4/21/17	127.00	627	19,594
U.S. Treasury 10-Year Notes Futures, Call	5/26/17	125.00	431	303,047
U.S. Treasury 10-Year Notes Futures, Call	5/26/17	127.00	1,054	230,563
U.S. Treasury 10-Year Notes Futures, Call	5/26/17	127.50	340	53,125
U.S. Treasury 10-Year Notes Futures, Call	5/26/17	128.00	167	20,875
U.S. Treasury 10-Year Notes Futures, Put	4/21/17	124.50	176	79,750
U.S. Treasury 10-Year Notes Futures, Put	4/21/17	123.50	360	50,625
U.S. Treasury 10-Year Notes Futures, Put	4/21/17	124.00	177	44,250
U.S. Treasury 10-Year Notes Futures, Put	4/21/17	121.00	627	9,797
U.S. Treasury 10-Year Notes Futures, Put	5/26/17	121.00	168	13,125
U.S. Treasury 10-Year Notes Futures, Put	5/26/17	119.50	174	5,437
U.S. Treasury Long-Term Bonds Futures, Call	4/7/17	152.50	42	5,906
U.S. Treasury Long-Term Bonds Futures, Call	4/21/17	150.00	126	204,750
U.S. Treasury Long-Term Bonds Futures, Call	4/21/17	153.00	373	151,531
U.S. Treasury Long-Term Bonds Futures, Call	4/21/17	149.00	29	67,062
U.S. Treasury Long-Term Bonds Futures, Call	4/21/17	152.00	73	49,047
U.S. Treasury Long-Term Bonds Futures, Call	4/21/17	154.00	43	10,750
U.S. Treasury Long-Term Bonds Futures, Call	5/26/17	152.00	490	788,594
U.S. Treasury Long-Term Bonds Futures, Call	5/26/17	153.00	168	210,000
U.S. Treasury Long-Term Bonds Futures, Call	5/26/17	151.00	84	171,938
U.S. Treasury Long-Term Bonds Futures, Put	4/21/17	149.00	183	85,781

TOTAL WRITTEN OPTIONS (Premiums received - $4,064,994)				$3,899,766

At March 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	575	6/17	$142,016,081	$141,895,625	$(120,456)
90-Day Eurodollar	1,061	3/18	261,064,286	260,860,113	(204,173)
90-Day Eurodollar	3,934	12/18	963,610,973	963,731,650	120,677
U.S. Treasury 2-Year Notes	2,683	6/17	580,613,494	580,743,737	130,243
U.S. Treasury 5-Year Notes	20,688	6/17	2,433,312,498	2,435,527,136	2,214,638

					2,140,929

Contracts to Sell:
90-Day Eurodollar	80	4/17	19,754,740	19,766,500	(11,760)
90-Day Eurodollar	2,903	12/19	708,171,178	708,948,888	(777,710)
U.S. Treasury 10-Year Notes	754	6/17	93,949,987	93,920,125	29,862
U.S. Treasury Ultra 10-Year Notes	1,591	6/17	212,087,641	213,019,984	(932,343)
U.S. Treasury Long-Term Bonds	1,691	6/17	251,356,582	255,076,781	(3,720,199)
U.S. Treasury Ultra Long-Term Bonds	1,468	6/17	234,370,593	235,797,500	(1,426,907)

					(6,839,057)

Net unrealized depreciation on open futures contracts					$(4,698,128)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

At March 31, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Chicago Mercantile Exchange	$128,870,000	3/29/19	3-Month LIBOR-BBA quarterly	1.597% semi-annually	—	$(53,475)
Chicago Mercantile Exchange	162,570,000	10/17/19	3-Month LIBOR-BBA quarterly	1.138% semi-annually	—	(2,398,080)
Chicago Mercantile Exchange	91,800,000	6/13/21	3-Month LIBOR-BBA quarterly	1.185% semi-annually	—	(2,950,976)
Chicago Mercantile Exchange	21,850,000	3/31/22	3-Month LIBOR-BBA quarterly	2.054% semi-annually	—	(11,889)
Chicago Mercantile Exchange	160,000,000	8/31/22	1.897% semi-annually	3-Month LIBOR-BBA quarterly	—	1,685,525
Chicago Mercantile Exchange	350,796,000	11/30/22	1.900% semi-annually	3-Month LIBOR-BBA quarterly	—	4,297,903
Chicago Mercantile Exchange	362,624,000	5/15/23	1.267% semi-annually	3-Month LIBOR-BBA quarterly	$4,950,669	13,952,888
Chicago Mercantile Exchange	25,300,000	10/7/23	4.860% semi-annually	3-Month LIBOR-BBA quarterly	(991,741)	(3,147,499)
Chicago Mercantile Exchange	91,560,000	6/13/26	1.580% semi-annually	3-Month LIBOR-BBA quarterly	11,930	6,103,798

Total	$1,395,370,000				$3,970,858	$17,478,195

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2017[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Capital Inc. (Metlife Inc., 4.750% due 2/8/21)	$2,210,000	6/20/21	0.59%	1.000% quarterly	$36,941	$16,141	$20,800
JPMorgan Chase & Co. (Berkshire Hathaway Inc., 1.550%, due 2/9/18)	7,100,000	3/20/24	0.94%	1.000% quarterly	28,619	(105,755)	134,374

Total	$9,310,000				$65,560	$(89,614)	$155,174

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Banc of America Securities LLC (PrimeX.FRM.1)	$1,659,295	7/25/36	4.420% monthly	$159,494	$116,139	$43,355	(c)(d)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
CENTRAL COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Chicago Mercantile Exchange (Markit CDX.NA.IG.23 Index)	$50,870,000	12/20/19	1.000% quarterly	$879,794	$411,049	$468,745
Chicago Mercantile Exchange (Markit CDX.NA.IG.27 Index)	50,000,000	12/20/21	1.000% quarterly	925,823	827,506	98,317

Total	$100,870,000			$1,805,617	$1,238,555	$567,062

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(d)	Security is valued using significant unobservable inputs.

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$2,364,429,103	—		$2,364,429,103
Asset-Backed Securities	—	496,012,407	$25,793,454		521,805,861
Collateralized Mortgage Obligations	—	903,576,646	9,418,301		912,994,947
Corporate Bonds & Notes:
Financials	—	669,770,299	0	*	669,770,299
Industrials	—	116,519,872	229,330		116,749,202
Other Corporate Bonds & Notes	—	1,054,418,694	—		1,054,418,694
Mortgage-Backed Securities	—	1,916,488,255	—		1,916,488,255
Municipal Bonds	—	5,032,761	—		5,032,761
Sovereign Bonds	—	173,255,709	—		173,255,709
U.S. Treasury Inflation Protected Securities	—	252,639,384	—		252,639,384
Purchased Options	$1,554,141	—	—		1,554,141

Total Long-Term Investments	1,554,141	7,952,143,130	35,441,085		7,989,138,356

Short-Term Investments†:
Repurchase Agreements	—	20,000,000	—		20,000,000
Money Market Funds	1,398,295,224	—	—		1,398,295,224

Total Short-Term Investments	1,398,295,224	20,000,000	—		1,418,295,224

Total Investments	$1,399,849,365	$7,972,143,130	$35,441,085		$9,407,433,580

Other Assets	—	—	31,387		31,387

Other Financial Instruments:
Futures Contracts	2,495,420	—	—		2,495,420
Centrally Cleared Interest Rate Swaps	—	26,040,114	—		26,040,114
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	65,560	—		65,560
OTC Credit Default Swaps on Credit Indices - Sell Protection‡	—	—	159,494		159,494
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	567,062	—		567,062

Total Other Financial Instruments	$2,495,420	$26,672,736	$159,494		$29,327,650

Total	$1,402,344,785	$7,998,815,866	$35,631,966		$9,436,792,617

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Written Options	$3,899,766	—	—		$3,899,766
Futures Contracts	7,193,548	—	—		7,193,548
Centrally Cleared Interest Rate Swaps	—	$8,561,919	—		8,561,919

Total	$11,093,314	$8,561,919	—		$19,655,233

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At March 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$107,842,698
Gross unrealized depreciation	(150,828,246)

Net unrealized depreciation	$(42,985,548)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 24, 2017